T. ROWE PRICE Communications & Technology Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.2%
FINANCIAL SERVICES 5.7%
Other Financial Services 0.4%
ANT Group, Acquisition Date: 8/14/23, Cost $24,354 (1)(2)(3) 24,353,639 23,847
23,847
Payments 5.3%
Mastercard, Class A  458,200 181,406
Stripe, Class B, Acquisition Date: 5/18/21, Cost $7,901 (1)(2)(3) 196,898 4,314
Visa, Class A (4) 759,800 174,762
360,482
Total Financial Services 384,329
HARDWARE 4.6%
Consumer Electronics 4.6%
Apple  1,808,400 309,616
Total Hardware 309,616
INDUSTRIALS 4.4%
Other Industrials 2.1%
Roper Technologies  299,400 144,993
144,993
Transportation Technology Services 2.3%
Uber Technologies (1) 3,404,600 156,578
156,578
Total Industrials 301,571
INTERNET 27.5%
China Internet Media/Advertising 0.9%
Tencent Holdings (HKD)  1,537,200 59,588
59,588
Rest of World Internet Retail 0.3%
Coupang, Class A (1) 1,156,600 19,662
19,662
Rest Of World Internet Retail 1.3%
MercadoLibre (1) 72,100 91,414
91,414
U.S. Internet Media/Advertising 16.1%
Alphabet, Class C (1) 3,770,460 497,135
Meta Platforms, Class A (1) 1,683,502 505,404
Trade Desk, Class A (1) 1,132,300 88,490
1,091,029

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
U.S. Internet Retail 4.0%
Amazon.com (1) 2,121,500 269,685
269,685
U.S. Internet Services 4.9%
Airbnb, Class A (1) 228,092 31,297
Booking Holdings (1) 63,672 196,361
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $39,325 (1)(2)
(3) 23,072 24,610
DoorDash, Class A (1) 869,523 69,101
Houzz, Acquisition Date: 6/3/14, Cost $1,400 (1)(2)(3) 186,860 15
Maplebear (1) 134,908 4,005
Maplebear, Acquisition Date: 7/2/20 - 2/26/21, Cost $16,826 (1)(3) 300,647 8,926
334,315
Total Internet 1,865,693
IT SERVICES 2.7%
Data Centers 2.0%
Equinix, REIT  190,356 138,248
138,248
IT Services 0.7%
VeriSign (1) 228,700 46,319
46,319
Total IT Services 184,567
MEDIA & ENTERTAINMENT 13.6%
Advertising Agencies 0.7%
Interpublic Group (4) 732,300 20,988
Omnicom Group  394,400 29,375
50,363
Direct-to-Consumer Subscription Services 6.1%
Netflix (1) 832,780 314,458
Spotify Technology (1) 656,200 101,475
415,933
Diversified Media 3.1%
Endeavor Group Holdings, Class A  1,980,000 39,402
Universal Music Group (EUR)  1,171,663 30,576
Walt Disney (1) 1,547,210 125,401
Warner Music Group, Class A  364,106 11,433
206,812
Live Entertainment 2.2%
Liberty Media Corp-Liberty Formula One, Class C (1) 1,843,200 114,831
Live Nation Entertainment (1) 422,207 35,060
149,891

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Outdoor Advertising 0.3%
Lamar Advertising, Class A, REIT  245,200 20,467
20,467
Publishing 0.8%
News, Class A  2,537,000 50,892
50,892
Video Gaming 0.4%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $25,082 (1)(2)(3) 35,499 24,517
24,517
Total Media & Entertainment 918,875
SEMICONDUCTORS 6.8%
Foundry 0.7%
Taiwan Semiconductor Manufacturing, ADR  533,400 46,353
46,353
Processors 5.3%
Advanced Micro Devices (1) 166,200 17,089
Broadcom  45,800 38,041
NVIDIA  555,200 241,506
QUALCOMM  564,900 62,738
359,374
Semiconductor Capital Equipment 0.8%
ASML Holding  95,100 55,982
55,982
Total Semiconductors 461,709
SOFTWARE 15.2%
Back-Office Applications Software 2.2%
BILL Holdings (1)(4) 166,526 18,080
Ceridian HCM Holding (1) 252,157 17,109
Intuit  228,300 116,647
151,836
Collaboration and Productivity Software 2.8%
Atlassian, Class A (1) 273,699 55,153
ServiceNow (1) 236,292 132,078
187,231
Front-Office Applications Software 1.6%
Salesforce (1) 546,100 110,738
110,738
Industry-Specific Software 3.1%
Constellation Software (CAD)  50,816 104,908

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Constellation Software, Warrants, 3/31/40 (CAD) (1)(2) 50,816 —
Shopify, Class A (1) 1,157,670 63,174
Tyler Technologies (1) 107,401 41,472
209,554
Infrastructure and Developer Tool Software 5.5%
Microsoft  1,191,700 376,279
376,279
Security Software 0.0%
Socure, Acquisition Date: 12/22/21, Cost $2,073 (1)(2)(3) 129,020 708
708
Total Software 1,036,346
TELECOM SERVICES 16.6%
Towers 0.6%
American Tower, REIT  247,200 40,652
40,652
U.S. Cable/Satellite 5.8%
Charter Communications, Class A (1) 431,209 189,654
Comcast, Class A  4,529,028 200,817
390,471
U.S. Wireless 10.2%
AT&T  9,885,800 148,485
T-Mobile U.S. (1) 2,480,119 347,340
Verizon Communications  6,094,972 197,538
693,363
Total Telecom Services 1,124,486
Total Miscellaneous Common Stocks  0.1% (5) 10,101
Total Common Stocks (Cost $4,032,530) 6,597,293
CONVERTIBLE PREFERRED STOCKS 1.8%
INDUSTRIALS 0.1%
Transportation Technology Services 0.1%
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $10,915 (1)(2)
(3) 127,117 5,747
Total Industrials 5,747
INTERNET 0.9%
China Internet Media/Advertising 0.8%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $11,186 (1)
(2)(3) 226,945 57,308
57,308

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
U.S. Internet Services 0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $2,560 (1)(2)(3) 1,502 1,602
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $368 (1)(2)(3) 216 230
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $39 (1)(2)(3) 23 25
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $3 (1)(2)(3) 2 2
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $7,501 (1)(2)(3) 616,504 6,214
FLEXE, Series D, Acquisition Date: 4/7/22, Cost $2,818 (1)(2)(3) 138,152 1,393
Houzz, Series D, Acquisition Date: 6/3/14, Cost $4,200 (1)(2)(3) 560,560 263
9,729
Total Internet 67,037
SOFTWARE 0.8%
Collaboration and Productivity Software 0.2%
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $30,420 (1)
(2)(3) 162,425 10,657
10,657
Front-Office Applications Software 0.1%
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $5,712 (1)(2)(3) 906,055 6,514
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $727 (1)(2)(3) 82,725 595
Seismic Software, Series G, Acquisition Date: 8/9/21,
Cost $880 (1)(2)(3) 61,023 439
7,548
Infrastructure and Developer Tool Software 0.4%
Databricks, Series G, Acquisition Date: 2/1/21, Cost $5,350 (1)(2)
(3) 90,486 6,651
Databricks, Series H, Acquisition Date: 8/31/21, Cost $16,290 (1)
(2)(3) 221,679 16,293
Databricks, Series I, Acquisition Date: 9/14/23, Cost $3,418 (1)(2)
(3) 46,502 3,418
26,362
Security Software 0.1%
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,520 (1)(2)
(3) 156,804 861
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,068 (1)
(2)(3) 128,696 706
Socure, Series B, Acquisition Date: 12/22/21, Cost $37 (1)(2)(3) 2,328 13

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Socure, Series E, Acquisition Date: 10/27/21, Cost $4,793 (1)(2)(3) 298,293 1,638
3,218
Total Software 47,785
Total Convertible Preferred Stocks (Cost $111,805) 120,569
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Treasury Reserve Fund, 5.40% (6)(7) 66,877,780 66,878
Total Short-Term Investments (Cost $66,878) 66,878
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.40% (6)(7) 10,628,063 10,628
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 10,628
Total Securities Lending Collateral (Cost $10,628) 10,628
Total Investments in Securities 100.2%
(Cost $4,221,841) $ 6,795,368
Other Assets Less Liabilities (0.2)% (15,331)
Net Assets 100.0% $ 6,780,037

T. ROWE PRICE Communications & Technology Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$207,506 and represents 3.1% of net assets.
(4) All or a portion of this security is on loan at September 30, 2023.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Communications & Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 5.40% — — 2,304
Totals $ —# $ — $ 2,304+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 7,398  ¤  ¤ $ 10,628
T. Rowe Price Treasury Reserve
Fund, 5.40% 111,591  ¤  ¤ 66,878
Total $ 77,506^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,304 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $77,506.

T. ROWE PRICE Communications & Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Communications & Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Communications & Technology Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Communications & Technology Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 6,315,284 $ 203,998 $ 78,011 $ 6,597,293
Convertible Preferred Stocks — — 120,569 120,569
Short-Term Investments 66,878 — — 66,878
Securities Lending Collateral 10,628 — — 10,628
Total $ 6,392,790 $ 203,998 $ 198,580 $ 6,795,368

T. ROWE PRICE Communications & Technology Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at September 30, 2023, totaled $17,615,000 for the period ended
September 30, 2023.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
9/30/23
Investment in Securities
Common Stocks $ 83,255 $ 10,623 $ 24,353 $ (40,220) $ 78,011
Convertible Preferred Stocks 121,916 7,852 3,418 (12,617) 120,569
Total $ 205,171 $ 18,475 $ 27,771 $ (52,837) $ 198,580

T. ROWE PRICE Communications & Technology Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F121-054Q3 09/23